Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Allowance for doubtful accounts receivable	$ 3,466	$ 3,196	$ 2,065
Temporary Equity
Class A common stock, par value (in dollars per share)	$ 0	$ 0	$ 0.001
Class A common stock, authorized (in shares)	0	0	5,755,000
Class A common stock, issued (in shares)	0	0	2,661,030
Class A common stock, outstanding (in shares)	0	0	2,661,030
Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	1,000,000,000	1,000,000,000	233,000,000
Common stock, issued (in shares)	304,942,415	304,942,415	100,734,056
Common stock, outstanding (in shares)	304,942,415	304,942,415	100,734,056
Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0
Preferred stock, authorized (in shares)	50,000,000	50,000,000	0
Preferred stock, issued (in shares)	0	0	0
Preferred stock, outstanding (in shares)	0	0	0